Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

7.         Property and equipment, net

Property and equipment consisted of the following:

	December 31,	December 31,
	2020	2021
	US$	US$
Finance lease right-of-use asset -Corporate aircraft	39,438,499	40,361,413
Vehicles	5,825,039	4,795,223
Furniture and fixtures	10,895,581	10,879,140
Office buildings	23,726,382	19,343,707
Total	79,885,501	75,379,483
Accumulated depreciation	(37,125,590)	(39,853,550)
Property and equipment, net	42,759,911	35,525,933

On October 23, 2012, the Group acquired a corporate aircraft owned by Minsheng Financial Leasing Co. Ltd. (“Minsheng”) under a finance lease. The lease has an eight-year term and expires on September 15, 2021 with 32 quarterly lease payments of US$1,426,000. A deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. On June 15, 2020, the Group terminated the previous agreement and signed a new finance lease agreement with Minsheng. The lease has a three-year term and expires on July 14, 2023 with 12 quarterly lease payment of US$1,105,274.

Depreciation expense for property and equipment for the year ended December 31, 2021 amounted to US$4,839,442 (2019: US$5,904,454, 2020: US$4,696,140) which includes amortization expense related to the corporate aircraft capital lease amounting to US$2,659,483 (2019: US$2,336,187; 2020: US$2,486,630).

Accumulated depreciation expense for property and equipment as of December 31, 2021 amounted to US$39,853,550 (2019: US$31,318,028; 2020: US$37,125,590) which includes accumulated amortization expense related to the corporate aircraft capital lease amounting to US$22,311,148 (2019: US$14,601,171; 2020: US$16,579,927).